Segment reporting - Major customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major customers [abstract]
Sales	$ 1,643,939	$ 1,650,034	$ 2,597,916
Top Ten Customers
Disclosure of major customers [abstract]
Sales	$ 921,029	$ 840,705	$ 1,322,724
Dow Silicones Corporation
Disclosure of major customers [abstract]
Percentage of Company's sales	16.80%	17.00%	16.80%
Trade receivables	$ 28,109	$ 29,161